Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000024648
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class A Shares
Trading Symbol	CAPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 676,582,672
Holdings Count | Holding	314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,582,672 Number of Investments314 Portfolio Turnover19%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Cash Equivalents	1.3%
International Equity Securities	1.6%
Collaterized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	11.1%
Foreign Fixed-Income Securities	13.0%
Domestic Fixed-Income Securities	15.2%
Domestic Equity Securities	44.8%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Real Estate	3.6%
Energy	4.3%
Materials	4.5%
Utilities	4.8%
Consumer Staples	5.1%
Consumer Discretionary	8.6%
Communication Services	9.2%
Health Care	9.7%
Industrials	10.7%
Financials	13.0%
Information Technology	26.5%

Material Fund Change [Text Block]
C000024650
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class C Shares
Trading Symbol	CAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$88	1.72%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%
AssetsNet	$ 676,582,672
Holdings Count | Holding	314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,582,672 Number of Investments314 Portfolio Turnover19%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Cash Equivalents	1.3%
International Equity Securities	1.6%
Collaterized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	11.1%
Foreign Fixed-Income Securities	13.0%
Domestic Fixed-Income Securities	15.2%
Domestic Equity Securities	44.8%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Real Estate	3.6%
Energy	4.3%
Materials	4.5%
Utilities	4.8%
Consumer Staples	5.1%
Consumer Discretionary	8.6%
Communication Services	9.2%
Health Care	9.7%
Industrials	10.7%
Financials	13.0%
Information Technology	26.5%

Material Fund Change [Text Block]
C000024651
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class F Shares
Trading Symbol	CAPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class F Shares	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 676,582,672
Holdings Count | Holding	314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,582,672 Number of Investments314 Portfolio Turnover19%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Cash Equivalents	1.3%
International Equity Securities	1.6%
Collaterized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	11.1%
Foreign Fixed-Income Securities	13.0%
Domestic Fixed-Income Securities	15.2%
Domestic Equity Securities	44.8%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Real Estate	3.6%
Energy	4.3%
Materials	4.5%
Utilities	4.8%
Consumer Staples	5.1%
Consumer Discretionary	8.6%
Communication Services	9.2%
Health Care	9.7%
Industrials	10.7%
Financials	13.0%
Information Technology	26.5%

Material Fund Change [Text Block]
C000130424
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class R Shares
Trading Symbol	CAPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 676,582,672
Holdings Count | Holding	314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,582,672 Number of Investments314 Portfolio Turnover19%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Cash Equivalents	1.3%
International Equity Securities	1.6%
Collaterized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	11.1%
Foreign Fixed-Income Securities	13.0%
Domestic Fixed-Income Securities	15.2%
Domestic Equity Securities	44.8%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Real Estate	3.6%
Energy	4.3%
Materials	4.5%
Utilities	4.8%
Consumer Staples	5.1%
Consumer Discretionary	8.6%
Communication Services	9.2%
Health Care	9.7%
Industrials	10.7%
Financials	13.0%
Information Technology	26.5%

Material Fund Change [Text Block]
C000114947
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Institutional Shares
Trading Symbol	CAPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 676,582,672
Holdings Count | Holding	314
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,582,672 Number of Investments314 Portfolio Turnover19%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Cash Equivalents	1.3%
International Equity Securities	1.6%
Collaterized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	11.1%
Foreign Fixed-Income Securities	13.0%
Domestic Fixed-Income Securities	15.2%
Domestic Equity Securities	44.8%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Real Estate	3.6%
Energy	4.3%
Materials	4.5%
Utilities	4.8%
Consumer Staples	5.1%
Consumer Discretionary	8.6%
Communication Services	9.2%
Health Care	9.7%
Industrials	10.7%
Financials	13.0%
Information Technology	26.5%

Material Fund Change [Text Block]